Preferred and common stock (Details) - USD ($)					12 Months Ended
	Aug. 30, 2022	Aug. 26, 2022	Aug. 05, 2022	Aug. 02, 2022	Dec. 31, 2021	Sep. 30, 2022	Aug. 01, 2022	Dec. 31, 2020	Apr. 15, 2020
Preferred and common stock
Preferred shares, shares authorized (in shares)					2,696,439	10,000,000		2,696,439	2,696,439
Preferred shares, par value (in dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares, shares outstanding (in shares)					2,696,439			2,696,439
Preferred stock value outstanding					$ 270			$ 270
Number of shares issued on conversion					1,137,594
Preferred stock outstanding					2,696,439			2,696,439
Common stock, shares authorized (in shares)					20,000,000	200,000,000		20,000,000	20,000,000
Warrant Exchange Agreement
Preferred and common stock
Number of warrants exchanged		750,000
Exchange agreements with holders of Seed preferred stock
Preferred and common stock
Preferred shares, par value (in dollars per share)			$ 0.0001
Private placement | SAFE
Preferred and common stock
Preferred stock value outstanding				$ 5,000,000.0
Initial public offering
Preferred and common stock
Net proceeds from issuance	$ 6,000,000.0
Preferred Stock
Preferred and common stock
Preferred shares, shares authorized (in shares)	10,000,000
Series X preferred stock
Preferred and common stock
Preferred shares, shares authorized (in shares)	500,000				0	500,000	500,000
Preferred shares, par value (in dollars per share)				$ 0.0001			$ 0.0001
Preferred stock, stated value, (per share)							$ 100
Percentage on number of shares of common stock for beneficial ownership limitation							9.99%
Preferred shares, shares outstanding (in shares)		45,316			0	45,316
Preferred stock value outstanding						$ 15
Preferred stock outstanding		45,316			0	45,316
Series X preferred stock | 2022 Notes
Preferred and common stock
Number of shares issued on conversion		2,555
Conversion price (per share)		$ 5.25
Series X preferred stock | SAFE
Preferred and common stock
Number of shares on conversion of preferred stock				100,000
Series X preferred stock | Warrant Exchange Agreement
Preferred and common stock
Number of shares issued on conversion		1,250
Series X preferred stock | Private placement
Preferred and common stock
Number of shares issued				3,200
Price per share				$ 100
Net proceeds from issuance				$ 300,000
Series X preferred stock | Initial public offering
Preferred and common stock
Number of shares exchanged		61,689
Common Stock
Preferred and common stock
Number of shares issued on conversion		1,175,000
Common stock, shares authorized (in shares)	200,000,000
Common Stock | Warrant Exchange Agreement
Preferred and common stock
Number of shares issued on conversion		350,000
Common Stock | Exchange agreements with holders of Seed preferred stock
Preferred and common stock
Number of shares on conversion of preferred stock			1,557,435